Events After the Reporting Period - Vaccine Discovery Collaboration Agreement (Details)	Jan. 01, 2023
Vaccine Discovery Collaboration Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Research and intellectual property licensing costs divided between the parties	50.00%